UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
Tax-Managed Emerging
Markets Fund
Semiannual Report
December 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2022
Parametric
Tax-Managed Emerging Markets Fund

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	06/30/1998	06/30/1998	3.00%	(12.24)%	(1.30)%	1.02%

MSCI Emerging Markets Index	—	—	(2.99)%	(20.09)%	(1.40)%	1.44%
% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I After Taxes on Distributions	06/30/1998	06/30/1998	(13.65)%	(2.02)%	0.52%
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(5.29)	(0.74)	1.02
% Total Annual Operating Expense Ratio[3]	Class I
0.96%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Tencent Holdings, Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.0
Taiwan Semiconductor Manufacturing Co., Ltd.	0.9
Samsung Electronics Co., Ltd.	0.8
Naspers, Ltd., Class N	0.7
America Movil SAB de CV, Series L	0.7
Reliance Industries, Ltd.	0.6
Turkiye Petrol Rafinerileri AS	0.6
Saudi Arabian Oil Co.	0.5
China Petroleum & Chemical Corp., Class H	0.5
Total	7.5%

Footnotes:
[1]	Excludes cash and cash equivalents.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I shares are offered at net asset value (NAV). Prior to September 1, 2016, Class I shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period* (7/1/22 – 12/31/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,030.00	$4.91	0.96%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.37	$4.89	0.96%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2022.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%
Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina S.A.	255,000	$ 341,388
Banco Macro S.A., Class B	411,000	669,854
IRSA Inversiones y Representaciones S.A.	524,460	250,326
MercadoLibre, Inc.(1)	1,136	961,329
Pampa Energia S.A. ADR(1)	1,875	59,887
Transportadora de Gas del Sur S.A.(1)(2)	319,350	755,627
		$ 3,038,411
Bahrain — 0.3%
Al Salam Bank BSC	5,020,868	$ 1,359,376
GFH Financial Group BSC	956,057	231,486
		$ 1,590,862
Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$ 76,063
Bangladesh Export Import Co., Ltd.	247,636	278,489
Beximco Pharmaceuticals, Ltd.	79,073	112,592
British American Tobacco Bangladesh Co., Ltd.	21,052	106,176
Grameenphone, Ltd.	72,336	202,008
Jamuna Oil Co., Ltd.	50,340	82,036
Khulna Power Co., Ltd.	231,595	60,159
LafargeHolcim Bangladesh, Ltd.	194,809	123,659
LankaBangla Finance, Ltd.	629,970	159,770
Meghna Petroleum, Ltd.	38,062	74,054
MJL Bangladesh, Ltd.	62,177	52,513
Olympic Industries, Ltd.	99,202	119,499
Padma Oil Co., Ltd.	25,811	52,722
Pubali Bank, Ltd.	399,988	102,666
Social Islami Bank, Ltd.	1,394,460	168,210
Square Pharmaceuticals, Ltd.	292,370	598,643
Summit Power, Ltd.	372,759	123,686
Titas Gas Transmission & Distribution Co., Ltd.	163,853	65,401
Unique Hotel & Resorts, Ltd.	394,668	223,201
United Commercial Bank, Ltd.(1)	1,185,390	150,398
		$ 2,931,945
Botswana — 0.7%
Absa Bank Botswana, Ltd.	525,892	$ 212,607
Botswana Insurance Holdings, Ltd.	307,039	426,171
First National Bank of Botswana, Ltd.	2,893,776	794,045
Letshego Holdings, Ltd.	2,688,951	263,984
Sechaba Breweries Holdings, Ltd.	1,014,134	1,575,851
		$ 3,272,658
Security	Shares	Value
Brazil — 4.3%
Alpargatas S.A., PFC Shares	29,100	$ 83,023
AMBEV S.A.	334,325	913,767
Americanas S.A.	85,210	155,413
Arezzo Industria e Comercio S.A.	8,000	118,655
B3 S.A. - Brasil Bolsa Balcao	76,655	191,532
Banco Bradesco S.A., PFC Shares	122,130	348,374
Banco do Brasil S.A.	19,000	122,919
Blau Farmaceutica S.A.(1)	18,700	92,865
BR Malls Participacoes S.A.	158,800	249,705
Braskem S.A., PFC Shares	28,900	131,150
BRF S.A.(1)	26,866	41,808
CCR S.A.	119,400	245,018
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	538,349
Cia Brasileira de Distribuicao	17,556	54,337
Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	521,253
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	239,408
Cielo S.A.	343,000	341,268
Cogna Educacao(1)	267,100	107,349
Cosan S.A.	75,536	244,791
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	160,616
EDP-Energias do Brasil S.A.	48,800	192,618
Engie Brasil Energia S.A.	30,425	218,474
Equatorial Energia S.A.	54,600	279,666
Fleury S.A.	84,600	247,570
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	63,139	84,069
Grendene S.A.	79,100	90,199
GRUPO DE MODA SOMA S.A.	63,000	120,886
Hapvida Participacoes e Investimentos S.A.(1)(3)	1,037,257	999,535
Hypera S.A.	77,800	667,117
Iguatemi S.A.	33,840	118,244
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	223,703
Itau Unibanco Holding S.A., PFC Shares	100,193	474,529
Itausa S.A., PFC Shares	127,227	204,572
JBS S.A.	51,902	216,860
Klabin S.A., PFC Shares	235,000	178,705
Localiza Rent a Car S.A.	52,932	525,601
Lojas Renner S.A.	149,555	579,651
Magazine Luiza S.A.(1)	334,641	173,606
Marfrig Global Foods S.A.	28,300	45,922
MRV Engenharia e Participacoes S.A.	75,500	108,497
Multiplan Empreendimentos Imobiliarios S.A.	27,000	111,873
Natura & Co. Holding S.A.	58,700	127,564
Odontoprev S.A.	89,700	153,386
Pagseguro Digital, Ltd., Class A(1)	29,400	256,956

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Pet Center Comercio e Participacoes S.A.	57,179	$ 67,460
Petroleo Brasileiro S.A., PFC Shares	459,691	2,132,817
Qualicorp Consultoria e Corretora de Seguros S.A.	74,900	82,853
Raia Drogasil S.A.	66,300	298,591
Rede D'Or Sao Luiz S.A.(3)	132,900	742,396
Rumo S.A.	70,999	250,784
Sendas Distribuidora S.A.	35,780	132,220
Sinqia S.A.	34,500	98,106
StoneCo, Ltd., Class A(1)	34,100	321,904
StoneCo, Ltd. BDR(1)	467	4,337
Suzano S.A.	31,841	293,991
Telefonica Brasil S.A.	90,505	653,763
TIM S.A.	158,975	372,253
TOTVS S.A.	161,800	843,649
Transmissora Alianca de Energia Electrica S.A.	40,076	263,748
Ultrapar Participacoes S.A.	73,348	174,149
Vale S.A.	100,618	1,704,674
Via S.A.(1)	167,300	76,064
Vibra Energia S.A.	185,864	544,954
Weg S.A.	148,828	1,081,129
XP, Inc., Class A(1)	3,300	50,622
XP, Inc. BDR(1)	2,313	35,014
		$ 21,526,881
Bulgaria — 0.3%
Bulgartabak Holding(1)	3,450	$ 17,749
CB First Investment Bank AD(1)	54,000	57,126
Chimimport AD(1)	161,734	70,021
Industrial Holding Bulgaria PLC(1)	503,001	525,414
Sopharma AD(1)	270,817	662,327
		$ 1,332,637
Chile — 2.5%
Banco de Chile	6,307,082	$ 653,151
Banco de Credito e Inversiones S.A.	8,826	253,615
Banco Santander Chile ADR(2)	28,749	455,384
CAP S.A.	12,124	99,268
Cencosud S.A.	381,660	628,301
Cencosud Shopping S.A.	394,882	623,371
Cia Cervecerias Unidas S.A. ADR(2)	39,328	515,983
Cia Sud Americana de Vapores S.A.	13,420,589	1,058,575
Embotelladora Andina S.A., Series B ADR(2)	23,172	336,226
Empresa Nacional de Telecomunicaciones S.A.	61,526	212,164
Empresas CMPC S.A.	110,776	184,693
Empresas COPEC S.A.	196,288	1,462,987
Enel Americas S.A.	6,867,765	920,275
Security	Shares	Value
Chile (continued)
Enel Chile S.A.	4,949,300	$ 227,654
Enel Chile S.A. ADR	39,306	88,439
Falabella S.A.	390,387	760,536
Forus S.A.	40,950	57,561
Parque Arauco S.A.	315,323	402,115
Plaza S.A.	232,430	291,691
Quinenco S.A.	108,178	366,422
Ripley Corp. S.A.	1,176,774	191,334
Sociedad Matriz SAAM S.A.	1,208,739	136,485
Sociedad Quimica y Minera de Chile S.A. ADR	27,200	2,171,648
Sonda S.A.	210,171	80,780
Vina Concha y Toro S.A.	162,058	204,287
		$ 12,382,945
China — 17.2%
AAC Technologies Holdings, Inc.(1)(2)	70,500	$ 160,048
AECC Aviation Power Co., Ltd.	66,500	403,988
Agricultural Bank of China, Ltd., Class H	696,000	238,099
Air China, Ltd., Class H(1)(2)	466,000	413,637
Alibaba Group Holding, Ltd., ADR(1)	14,509	1,278,098
Aluminum Corp. of China, Ltd., Class H	534,000	225,974
Angang Steel Co., Ltd., Class H	348,000	94,500
Anhui Conch Cement Co., Ltd., Class H	186,000	648,111
ANTA Sports Products, Ltd.	69,143	899,326
Baidu, Inc. ADR(1)	5,200	594,776
Bank of China, Ltd., Class H	844,275	305,568
Bank of Communications, Ltd., Class H	369,000	211,768
BeiGene, Ltd. ADR(1)	4,425	973,235
Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	262,649
Beijing Enterprises Holdings, Ltd.	95,500	304,912
Beijing Haixin Energy Technology Co., Ltd., Class A	85,280	53,407
Beijing Originwater Technology Co., Ltd., Class A	52,910	35,954
BOE Technology Group Co., Ltd., Class A	353,900	171,641
BYD Co., Ltd., Class H	13,672	335,429
BYD Electronic (International) Co., Ltd.	92,500	295,598
CGN Power Co., Ltd.(3)	1,143,000	271,451
Changchun High & New Technology Industry Group, Inc., Class A	11,600	277,222
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	220,211
China CITIC Bank Corp., Ltd., Class H	153,000	67,706
China Conch Environment Protection Holdings, Ltd.(1)	76,500	30,806
China Conch Venture Holdings, Ltd.	86,500	187,647
China Construction Bank Corp., Class H	1,275,745	797,837
China Everbright Environment Group, Ltd.	262,148	116,729
China Gas Holdings, Ltd.	263,161	381,389
China Hongqiao Group, Ltd.	273,500	257,953

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China International Marine Containers Co., Ltd.	105,261	$ 79,632
China Jinmao Holdings Group, Ltd.	1,068,000	228,495
China Life Insurance Co., Ltd., Class H	106,000	180,915
China Longyuan Power Group Corp., Ltd., Class H	678,000	824,169
China Medical System Holdings, Ltd.	217,000	339,559
China Mengniu Dairy Co., Ltd.	201,000	906,331
China Merchants Bank Co., Ltd., Class H	56,000	309,896
China Merchants Port Holdings Co., Ltd.	84,000	122,639
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China National Building Material Co., Ltd., Class H	410,000	334,999
China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	277,026
China Oilfield Services, Ltd., Class H	266,000	323,309
China Overseas Land & Investment, Ltd.	346,360	906,380
China Petroleum & Chemical Corp., Class H	4,996,200	2,407,229
China Railway Group, Ltd., Class H	400,000	210,034
China Resources Beer Holdings Co., Ltd.	138,000	959,870
China Resources Cement Holdings, Ltd.	354,000	187,072
China Resources Gas Group, Ltd.	198,000	738,649
China Resources Land, Ltd.	261,111	1,187,890
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	223,897
China Resources Power Holdings Co., Ltd.	272,000	554,253
China Shenhua Energy Co., Ltd., Class H	629,074	1,812,160
China Southern Airlines Co., Ltd., Class H(1)(2)	562,500	364,774
China State Construction International Holdings, Ltd.	180,000	201,539
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	342,843
China Vanke Co., Ltd., Class H	102,117	205,433
China Yangtze Power Co., Ltd., Class A	236,900	714,657
Chinasoft International, Ltd.	294,000	254,518
CIFI Holdings Group Co., Ltd.(2)	534,560	74,222
CITIC Securities Co., Ltd., Class H	43,500	87,608
CITIC, Ltd.	415,000	436,344
CMOC Group, Ltd., Class H	1,020,000	467,278
COFCO Joycome Foods, Ltd.	452,000	128,697
Contemporary Amperex Technology Co., Ltd., Class A	5,900	332,452
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)(2)	1,068,000	816,297
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	356,088
Country Garden Holdings Co., Ltd.(2)	512,000	172,465
Country Garden Services Holdings Co., Ltd.	153,425	376,373
CRRC Corp., Ltd., Class H	327,000	131,722
CSPC Pharmaceutical Group, Ltd.	1,538,560	1,601,753
Dali Foods Group Co., Ltd.(3)	311,500	141,716
Daqo New Energy Corp. ADR(1)	5,500	212,355
Dongfeng Motor Group Co., Ltd., Class H	586,000	334,828
East Money Information Co., Ltd., Class A	79,408	220,759
Flat Glass Group Co., Ltd., Class H(2)	40,000	96,195
Security	Shares	Value
China (continued)
Full Truck Alliance Co., Ltd. ADR(1)	36,500	$ 292,000
Ganfeng Lithium Group Co., Ltd., Class A	23,100	230,345
Ganfeng Lithium Group Co., Ltd., Class H(3)	28,839	213,793
GDS Holdings, Ltd. ADR(1)	9,416	194,158
GEM Co., Ltd., Class A	124,200	132,569
Gemdale Corp.	37,201	54,364
GoerTek, Inc., Class A	226,900	548,476
Gotion High-tech Co., Ltd., Class A	63,830	263,793
Great Wall Motor Co., Ltd., Class H	316,259	407,411
Greentown Service Group Co., Ltd.	156,000	102,850
Guangdong Investment, Ltd.	646,829	660,445
Guanghui Energy Co., Ltd.	306,545	397,767
Guangzhou Automobile Group Co., Ltd., Class H	381,199	255,293
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	615,472
Haier Smart Home Co., Ltd.	135,829	476,044
Han's Laser Technology Industry Group Co., Ltd., Class A	46,800	172,026
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	332,486
Hengan International Group Co., Ltd.	78,000	413,546
Huadong Medicine Co., Ltd., Class A	53,160	357,020
Hualan Biological Engineering, Inc., Class A	59,670	194,082
Huaneng Power International, Inc., Class H(1)(2)	482,000	227,040
Huayu Automotive Systems Co., Ltd.	82,100	204,028
Hundsun Technologies, Inc.	23,173	134,401
Hygeia Healthcare Holdings Co., Ltd.(1)(3)	32,200	229,739
Iflytek Co., Ltd., Class A	37,950	178,689
Industrial & Commercial Bank of China, Ltd., Class H	736,000	377,487
Industrial Bank Co., Ltd., Class A	93,482	236,085
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	152,520
Innovent Biologics, Inc.(1)(3)	90,000	383,049
JA Solar Technology Co., Ltd., Class A	16,900	145,591
JD Logistics, Inc.(1)(3)	107,700	207,138
JD.com, Inc. ADR	16,000	898,080
JD.com, Inc., Class A	6,724	187,711
Jiangsu Expressway Co., Ltd., Class H	480,000	436,944
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	86,772	479,825
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	354,131
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	373,007
Jiangxi Copper Co., Ltd., Class H	255,000	374,380
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	249,368
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	218,592
KE Holdings, Inc. ADR(1)	30,100	420,196
Kingboard Holdings, Ltd.	71,200	225,784
Kingboard Laminates Holdings, Ltd.	180,500	197,802

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Kingdee International Software Group Co., Ltd.(1)	254,000	$ 539,012
Kingsoft Corp., Ltd.	44,400	147,144
Kunlun Energy Co., Ltd.	330,000	234,614
Kweichow Moutai Co., Ltd., Class A	6,310	1,560,943
KWG Group Holdings, Ltd.(1)(2)	165,500	39,072
Legend Biotech Corp. ADR(1)	5,317	265,425
Lenovo Group, Ltd.	632,000	514,763
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	228,241
Li Ning Co., Ltd.	70,312	604,613
Longfor Group Holdings, Ltd.(2)(3)	121,500	373,876
LONGi Green Energy Technology Co., Ltd., Class A	241,144	1,460,219
Luxshare Precision Industry Co., Ltd., Class A	179,851	819,455
Luzhou Laojiao Co., Ltd., Class A	7,900	253,862
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	302,812
Meituan, Class B(1)(3)	52,300	1,158,750
MMG, Ltd.(1)	1,232,000	313,787
NARI Technology Co., Ltd., Class A	80,544	281,484
NetEase, Inc., ADR	7,200	522,936
Nine Dragons Paper Holdings, Ltd.	473,000	430,022
Nongfu Spring Co., Ltd., Class H(3)	93,200	524,882
Oceanwide Holdings Co., Ltd., Class A(1)	270,200	48,467
Orient Overseas International, Ltd.	8,500	153,199
PetroChina Co., Ltd., Class H	3,964,300	1,810,865
PICC Property & Casualty Co., Ltd., Class H	130,000	122,914
Ping An Bank Co., Ltd., Class A	44,700	84,377
Ping An Insurance Group Co. of China, Ltd., Class H	66,046	433,905
Pingdingshan Tianan Coal Mining Co., Ltd.	145,015	224,763
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	161,684
Postal Savings Bank of China Co., Ltd., Class H(2)(3)	136,000	84,159
Qingling Motors Co., Ltd., Class H	1,448,966	184,661
Sanan Optoelectronics Co., Ltd.	53,900	132,676
SDIC Power Holdings Co., Ltd.	112,800	175,771
Shandong Gold Mining Co., Ltd.	86,844	238,666
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	179,200	292,807
Shanghai Pharmaceuticals Holding Co., Ltd.	173,400	287,871
Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	504,728
Shenergy Co., Ltd.	227,799	179,691
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	80,004
Shenzhen Energy Group Co., Ltd., Class A	290,352	265,402
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	376,165
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,400	335,573
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	265,773
Sichuan Chuantou Energy Co., Ltd.	152,000	267,598
Silergy Corp.	8,000	112,999
Security	Shares	Value
China (continued)
Sino Biopharmaceutical, Ltd.	1,654,750	$ 963,594
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	177,792
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	214,660
Sinopharm Group Co., Ltd., Class H	138,800	351,318
Smoore International Holdings, Ltd.(2)(3)	144,000	220,886
Sunac China Holdings, Ltd.(1)(4)	267,000	0
Sunny Optical Technology Group Co., Ltd.	24,000	283,053
TBEA Co., Ltd.	168,219	484,346
TCL Technology Group Corp., Class A	372,800	198,863
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	20,300	109,565
Tencent Holdings, Ltd.	144,411	6,123,079
Tianqi Lithium Corp., Class A(1)	11,800	133,825
Tingyi (Cayman Islands) Holding Corp.	278,000	490,400
Tongwei Co., Ltd., Class A	36,500	202,013
TravelSky Technology, Ltd., Class H	93,000	195,454
Trina Solar Co., Ltd., Class A	15,873	145,046
Trip.com Group, Ltd., ADR(1)	12,900	443,760
Tsingtao Brewery Co., Ltd., Class H	70,000	689,297
Uni-President China Holdings, Ltd.	290,000	289,461
Wanhua Chemical Group Co., Ltd.	41,920	557,352
Want Want China Holdings, Ltd.	391,000	260,545
Weichai Power Co., Ltd., Class H	222,200	293,790
Weimob, Inc.(1)(2)(3)	197,000	166,278
Wuliangye Yibin Co., Ltd., Class A	21,600	559,203
WuXi AppTec Co., Ltd., Class H(3)	29,800	312,677
WuXi Biologics Cayman, Inc.(1)(3)	229,500	1,738,211
Xiaomi Corp., Class B(1)(3)	882,801	1,225,426
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	120,896
Xinyi Solar Holdings, Ltd.	382,000	420,332
Yangzijiang Financial Holdings, Ltd.(1)(2)	316,000	83,807
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	320,994
Yankuang Energy Group Co., Ltd., Class H	442,000	1,344,407
Youngor Group Co., Ltd., Class A	80,800	73,508
Yuexiu Property Co., Ltd.	109,000	131,503
Zai Lab, Ltd. ADR(1)	7,289	223,772
Zhaojin Mining Industry Co., Ltd., Class H(1)	278,000	307,304
Zhejiang Expressway Co., Ltd., Class H	274,000	210,687
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	242,818
Zhejiang Longsheng Group Co., Ltd.	220,600	313,654
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	300,299
Zijin Mining Group Co., Ltd., Class H	546,000	733,820
ZTE Corp., Class H	172,939	379,926
ZTO Express Cayman, Inc. ADR	21,080	566,420
		$ 84,911,187

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Colombia — 1.2%
BAC Holding International Corp.(1)	819,952	$ 34,826
Banco Davivienda S.A., PFC Shares	19,986	113,161
Bancolombia S.A.	47,685	414,246
Bancolombia S.A. ADR, PFC Shares	17,200	490,888
Cementos Argos S.A.	333,302	247,584
Corp. Financiera Colombiana S.A.(1)	12,601	39,035
Ecopetrol S.A.	2,547,167	1,272,100
Ecopetrol S.A. ADR(2)	14,000	146,580
Geopark, Ltd.	21,800	336,810
Grupo Argos S.A.	204,810	400,459
Grupo Aval Acciones y Valores S.A., PFC Shares	378,825	44,521
Grupo de Inversiones Suramericana S.A.	40,591	350,784
Grupo Energia Bogota S.A. ESP	1,066,749	369,903
Grupo Nutresa S.A.	77,904	713,795
Interconexion Electrica S.A.	179,145	783,722
		$ 5,758,414
Croatia — 0.7%
AD Plastik DD(1)	30,852	$ 346,423
Adris Grupa DD, PFC Shares	12,122	625,236
Arena Hospitality Group DD(1)	2,091	70,574
Atlantic Grupa DD	6,468	313,528
Ericsson Nikola Tesla DD	1,290	311,547
Hrvatski Telekom DD	25,199	635,147
Koncar-Elektroindustrija DD	1,354	166,539
Plava Laguna DD	217	59,572
Podravka Prehrambena Ind DD	1,999	179,765
Valamar Riviera DD	125,970	545,106
Zagrebacka Banka DD	6,564	60,071
		$ 3,313,508
Czech Republic — 0.6%
CEZ AS	65,960	$ 2,243,106
Colt Cz Group SE	5,800	141,489
Komercni Banka AS	12,523	361,888
Moneta Money Bank AS(3)	68,532	230,496
Philip Morris CR AS	305	225,411
		$ 3,202,390
Egypt — 0.6%
Commercial International Bank Egypt SAE	425,736	$ 715,072
E Finance Investment Group	397,447	305,690
Eastern Co. SAE	811,698	469,861
Egypt Kuwait Holding Co. SAE	563,283	688,309
Egyptian Financial Group-Hermes Holding Co.(1)	263,424	190,308
Egyptian International Pharmaceutical Industries Co.	37,035	54,663
Security	Shares	Value
Egypt (continued)
ElSewedy Electric Co.(1)	557,611	$ 269,937
Medinet Nasr Housing(1)	728,217	95,669
Oriental Weavers	309,329	129,956
Talaat Moustafa Group	268,673	108,293
		$ 3,027,758
Estonia — 0.5%
AS Tallink Grupp(1)	3,024,294	$ 1,687,691
AS Tallinna Kaubamaja Grupp	100,792	1,010,323
		$ 2,698,014
Ghana — 0.2%
Aluworks, Ltd.(1)	5,176,100	$ 50,746
CalBank PLC	341,902	21,790
GCB Bank PLC	1,285,170	496,489
Societe Generale Ghana PLC	1,345,362	131,902
Standard Chartered Bank of Ghana, Ltd.	210,466	415,980
Unilever Ghana PLC(1)	249,000	94,718
		$ 1,211,625
Greece — 1.2%
Aegean Airlines S.A.(1)	12,038	$ 68,180
Alpha Services and Holdings S.A.(1)	115,150	123,240
Athens Water Supply & Sewage Co. S.A.	17,071	124,061
Costamare, Inc.	13,966	129,604
Eurobank Ergasias Services and Holdings S.A.(1)	404,018	455,069
GEK Terna Holding Real Estate Construction S.A.	28,519	331,966
Hellenic Telecommunications Organization S.A.	69,932	1,092,275
Helleniq Energy Holdings S.A.	23,858	193,840
Holding Co. ADMIE IPTO S.A.	39,952	72,768
HUUUGE, Inc.(1)(3)	19,800	98,826
JUMBO S.A.	35,740	612,974
LAMDA Development S.A.(1)	8,969	56,098
Motor Oil (Hellas) Corinth Refineries S.A.	31,242	727,648
Mytilineos S.A.	16,241	352,846
National Bank of Greece S.A.(1)	60,470	242,490
OPAP S.A.	54,602	772,495
Public Power Corp. S.A.(1)	35,851	251,633
Terna Energy S.A.	5,946	129,848
Titan Cement International S.A.	12,757	164,169
		$ 6,000,030
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 54,803
MOL Hungarian Oil & Gas PLC	118,832	828,171

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hungary (continued)
OTP Bank Nyrt.	24,318	$ 660,746
Richter Gedeon Nyrt.	57,834	1,284,234
		$ 2,827,954
Iceland — 0.5%
Arion Banki HF(3)	210,165	$ 222,407
Brim HF	353,283	225,248
Eik Fasteignafelag HF	1,131,355	94,483
Eimskipafelag Islands HF	20,691	76,709
Festi HF	232,871	299,325
Hagar HF	396,887	204,991
Icelandair Group HF(1)	3,870,786	43,876
Islandsbanki HF	101,860	86,281
Kvika Banki HF(1)	595,941	79,737
Marel HF	131,822	456,219
Origo HF	75,173	52,543
Reginn HF	787,588	152,275
Reitir Fasteignafelag HF	305,419	192,661
Sildarvinnslan HF	168,327	144,148
Siminn HF	2,552,603	192,779
Sjova-Almennar Tryggingar HF	328,847	77,050
Syn HF(1)	166,726	70,574
		$ 2,671,306
India — 6.8%
ABB India, Ltd.	6,017	$ 194,622
ACC, Ltd.	3,567	105,217
Adani Enterprises, Ltd.	8,725	405,418
Adani Green Energy, Ltd.(1)	9,292	215,389
Adani Ports and Special Economic Zone, Ltd.	31,119	307,514
Adani Power, Ltd.(1)	37,179	134,636
Adani Total Gas, Ltd.	22,093	979,058
Adani Transmission, Ltd.(1)	11,000	340,939
Alkem Laboratories, Ltd.	3,800	137,464
Apollo Hospitals Enterprise, Ltd.	6,412	346,369
Ashok Leyland, Ltd.	75,540	130,963
Asian Paints, Ltd.	13,099	486,828
Astral, Ltd.	3,100	73,322
Aurobindo Pharma, Ltd.	23,200	122,767
Avenue Supermarts, Ltd.(1)(3)	4,100	200,487
Axis Bank, Ltd.	25,838	291,130
Bajaj Auto, Ltd.	7,040	308,004
Bajaj Finance, Ltd.	2,000	158,473
Bajaj Finserv, Ltd.	3,900	72,753
Bharat Forge, Ltd.	14,994	159,122
Bharat Petroleum Corp., Ltd.	36,600	146,121
Security	Shares	Value
India (continued)
Bharti Airtel, Ltd.	189,500	$ 1,848,167
Biocon, Ltd.	74,752	236,318
Bosch, Ltd.	952	198,348
Britannia Industries, Ltd.	3,000	156,347
CG Power And Industrial Solutions, Ltd.(1)	24,000	77,690
Cipla, Ltd.	39,454	513,096
Colgate-Palmolive (India), Ltd.	7,700	143,070
Container Corp. of India, Ltd.	11,788	105,416
Cummins India, Ltd.	12,500	207,681
Dabur India, Ltd.	16,400	111,122
Divi's Laboratories, Ltd.	6,919	285,887
DLF, Ltd.	38,758	175,016
Dr. Reddy's Laboratories, Ltd.	11,615	593,665
Eicher Motors, Ltd.	3,700	143,674
Embassy Office Parks REIT	41,800	169,575
Fortis Healthcare, Ltd.(1)	43,036	149,017
GAIL (India), Ltd.	144,000	167,393
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	99,774
Glenmark Pharmaceuticals, Ltd.	25,658	131,603
Godrej Consumer Products, Ltd.(1)	9,364	98,791
Godrej Properties, Ltd.(1)	10,252	151,199
Grasim Industries, Ltd.	8,195	169,964
Havells India, Ltd.	10,504	139,634
HCL Technologies, Ltd.	42,337	529,768
HDFC Life Insurance Co., Ltd.(3)	29,600	202,230
Hero MotoCorp, Ltd.	7,524	248,260
Hindalco Industries, Ltd.	29,400	168,220
Hindustan Aeronautics, Ltd.	2,700	82,667
Hindustan Petroleum Corp., Ltd.	48,748	138,401
Hindustan Unilever, Ltd.	23,929	740,101
Hindustan Zinc, Ltd.	53,698	208,894
Housing Development Finance Corp., Ltd.	12,986	413,526
ICICI Bank, Ltd.	36,451	392,983
Indian Hotels Co., Ltd.	22,700	87,284
Indian Oil Corp., Ltd.	132,000	122,005
Indian Railway Catering & Tourism Corp., Ltd.	8,800	67,827
Indus Towers, Ltd.	49,905	114,853
IndusInd Bank, Ltd.	5,700	83,724
Info Edge India, Ltd.	5,400	255,152
Infosys, Ltd.	125,109	2,281,505
InterGlobe Aviation, Ltd.(1)(3)	3,500	84,418
Ipca Laboratories, Ltd.	12,586	128,047
ITC, Ltd.	71,847	287,108
Jindal Steel & Power, Ltd.	56,642	399,230
JSW Steel, Ltd.	30,895	287,358
Kotak Mahindra Bank, Ltd.	9,041	198,778

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Larsen & Toubro, Ltd.	17,938	$ 450,935
Laurus Labs, Ltd.(3)	50,204	227,588
LTIMindtree, Ltd.(3)	4,839	254,645
Lupin, Ltd.	27,586	243,793
Mahindra & Mahindra, Ltd.	23,285	351,054
Marico, Ltd.	24,500	150,781
Maruti Suzuki India, Ltd.	3,776	382,838
Max Healthcare Institute, Ltd.(1)	45,700	242,686
Mphasis, Ltd.	4,679	111,456
Nestle India, Ltd.	1,365	322,471
NTPC, Ltd.	121,700	245,263
Page Industries, Ltd.	135	69,953
Persistent Systems, Ltd.	3,800	177,243
Petronet LNG, Ltd.	70,400	183,152
Phoenix Mills, Ltd.	8,500	144,910
PI Industries, Ltd.	3,875	160,405
Pidilite Industries, Ltd.	4,200	129,666
Piramal Enterprises, Ltd.	11,858	118,639
Piramal Pharma, Ltd.(1)	54,032	74,749
Power Grid Corp. of India, Ltd.	104,973	270,958
Reliance Industries, Ltd.	101,212	3,107,026
SBI Life Insurance Co., Ltd.(3)	16,500	245,331
Siemens, Ltd.	7,996	272,497
SRF, Ltd.	3,242	89,678
State Bank of India GDR(5)	1,968	145,414
Sun Pharmaceutical Industries, Ltd.	71,280	860,784
Tata Communications, Ltd.	33,686	516,359
Tata Consultancy Services, Ltd.	33,923	1,333,233
Tata Consumer Products, Ltd.	21,272	198,168
Tata Elxsi, Ltd.	1,500	113,899
Tata Motors, Ltd.(1)	57,286	268,290
Tata Power Co., Ltd. (The)	113,900	285,809
Tata Steel, Ltd.	197,542	269,531
Tech Mahindra, Ltd.	27,077	331,737
Titan Co., Ltd.	14,500	454,527
Torrent Pharmaceuticals, Ltd.	7,900	147,632
Trent, Ltd.	15,500	252,634
Tube Investments of India, Ltd.	2,704	90,019
United Spirits, Ltd.(1)	14,200	150,166
UPL, Ltd.	25,559	221,070
Varun Beverages, Ltd.	11,200	178,853
Vedanta, Ltd.	52,000	193,602
Voltas, Ltd.	14,121	136,109
Wipro, Ltd.	43,053	204,235
WNS Holdings, Ltd. ADR(1)	1,500	119,985
Security	Shares	Value
India (continued)
Zee Entertainment Enterprises, Ltd.	92,800	$ 268,564
Zydus Life Sciences, Ltd.	19,960	101,150
		$ 33,780,869
Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 876,482
Aneka Tambang Tbk PT	1,547,400	196,918
Astra Argo Lestari Tbk PT	213,500	110,041
Astra International Tbk PT	4,279,900	1,566,228
Bank Central Asia Tbk PT	817,600	448,321
Bank Mandiri Persero Tbk PT	385,200	245,640
Bank Negara Indonesia Persero Tbk PT	186,700	110,614
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	484,208
Bukit Asam Tbk PT	807,500	191,509
Bumi Serpong Damai Tbk PT(1)	3,520,600	207,864
Charoen Pokphand Indonesia Tbk PT	579,700	210,426
Gudang Garam Tbk PT	100,500	116,242
Indah Kiat Pulp & Paper Tbk PT	574,600	321,957
Indocement Tunggal Prakarsa Tbk PT	157,900	100,398
Indofood CBP Sukses Makmur Tbk PT	340,600	218,714
Indofood Sukses Makmur Tbk PT	819,000	354,036
Jasa Marga (Persero) Tbk PT(1)	881,800	168,761
Kalbe Farma Tbk PT	8,791,300	1,180,202
Mitra Keluarga Karyasehat Tbk PT	935,900	191,580
Perusahaan Gas Negara Tbk PT	1,528,700	172,742
Semen Indonesia Persero Tbk PT	863,000	364,446
Telkom Indonesia Persero Tbk PT	5,936,400	1,429,556
Transcoal Pacific Tbk PT	204,900	104,644
Unilever Indonesia Tbk PT	677,300	204,595
United Tractors Tbk PT	602,400	1,009,787
Vale Indonesia Tbk PT(1)	515,300	234,405
		$ 10,820,316
Jordan — 0.6%
Arab Bank PLC	182,934	$ 1,252,403
Arab Potash Co. PLC	16,692	829,773
Capital Bank of Jordan	20,818	71,346
Jordan Islamic Bank	19,244	105,151
Jordan Petroleum Refinery	65,263	494,584
Jordanian Electric Power Co.	61,835	190,520
		$ 2,943,777
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$ 874,230
Kcell JSC GDR(1)(5)	203,224	747,449
		$ 1,621,679

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya — 0.6%
ABSA Bank Kenya PLC	1,204,620	$ 119,036
East African Breweries PLC	629,576	868,598
Equity Group Holdings PLC	1,017,400	370,046
KCB Group PLC	736,960	228,061
Safaricom PLC	6,618,700	1,296,376
		$ 2,882,117
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	365,871	$ 861,925
Boubyan Petrochemicals Co. KSCP	95,970	251,099
Gulf Bank KSCP	92,178	94,690
Humansoft Holding Co. KSC	17,142	197,663
Kuwait Finance House KSCP	529,234	1,430,053
Kuwait Projects Co. Holdings KSCP	309,344	113,747
Mabanee Co. KPSC	213,721	593,318
Mobile Telecommunications Co. KSCP	387,776	714,592
National Bank of Kuwait SAK	473,010	1,667,864
National Industries Group Holding SAK	274,006	195,623
		$ 6,120,574
Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.3%
Apranga PVA	85,161	$ 196,832
Klaipedos Nafta AB(1)	1,044,642	268,740
Panevezio Statybos Trestas(1)	114,366	63,421
Rokiskio Suris	157,707	500,837
Siauliu Bankas AB	931,034	681,864
		$ 1,711,694
Malaysia — 2.4%
Axiata Group Bhd	392,075	$ 275,376
Bumi Armada Bhd(1)	605,000	66,033
CIMB Group Holdings Bhd	147,724	194,400
D&O Green Technologies Bhd	123,200	119,594
Dagang NeXchange Bhd	1,033,700	119,725
Dialog Group Bhd	991,150	551,208
Digi.com Bhd	243,800	221,260
Fraser & Neave Holdings Bhd	26,000	127,556
Gamuda Bhd	171,300	145,956
Genting Bhd	509,700	518,315
Genting Malaysia Bhd	569,900	347,899
Globetronics Technology Bhd	629,566	165,507
Hartalega Holdings Bhd	341,400	131,844
Security	Shares	Value
Malaysia (continued)
Hibiscus Petroleum Bhd	360,500	$ 87,853
Hong Leong Bank Bhd	26,500	123,552
IGB Real Estate Investment Trust	438,200	164,101
IHH Healthcare Bhd	1,060,600	1,496,675
IJM Corp. Bhd	448,340	162,947
Inari Amertron Bhd	1,398,150	828,506
KPJ Healthcare Bhd	443,100	101,518
Kuala Lumpur Kepong Bhd	29,450	149,678
Magnum Bhd	530,319	155,270
Mah Sing Group Bhd	659,800	84,505
Malayan Banking Bhd	132,286	261,263
Malaysia Airports Holdings Bhd(1)	54,400	81,084
Malaysian Pacific Industries Bhd	11,700	76,298
Maxis Bhd	136,700	119,209
MISC Bhd	55,240	94,045
MR DIY Group M Bhd(3)	214,200	97,243
My EG Services Bhd	3,439,300	679,374
Petronas Dagangan Bhd	100,700	525,553
Petronas Gas Bhd	50,974	198,055
PPB Group Bhd	21,360	84,566
Press Metal Aluminium Holdings Bhd	503,200	557,520
Public Bank Bhd	342,790	336,124
RHB Bank Bhd	70,159	92,180
Riverstone Holdings, Ltd.(2)	446,600	204,949
Sime Darby Bhd	217,645	113,604
Sime Darby Plantation Bhd	207,609	219,384
Sunway Bhd	243,900	89,749
Sunway Real Estate Investment Trust	512,000	169,547
Supermax Corp. Bhd	1,357,600	268,342
Telekom Malaysia Bhd	119,100	145,937
Tenaga Nasional Bhd	132,831	290,380
Top Glove Corp. Bhd	1,088,220	223,690
UMW Holdings Bhd	92,500	72,752
VS Industry Bhd	1,701,750	339,903
Yinson Holdings Bhd	320,000	176,535
		$ 11,856,564
Mauritius — 0.6%
Alteo, Ltd.	383,939	$ 88,205
CIEL, Ltd.	3,055,969	434,298
CIM Financial Services, Ltd.	471,828	113,211
IBL, Ltd.	160,284	192,807
Lavastone, Ltd.	2,649,077	142,575
Lighthouse Properties PLC	824,036	327,337
MCB Group, Ltd.	93,106	653,681
Miwa Sugar, Ltd.	383,939	175,565

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mauritius (continued)
Phoenix Beverages, Ltd.	23,053	$ 279,485
Rogers & Co., Ltd.	296,925	188,457
SBM Holdings, Ltd.	806,564	82,661
Terra Mauricia, Ltd.	84,900	53,988
United Basalt Products, Ltd.	64,613	162,543
		$ 2,894,813
Mexico — 4.6%
Alfa SAB de CV, Series A	606,820	$ 387,077
Alpek SAB de CV(2)	69,795	102,079
Alsea SAB de CV(1)	132,300	249,711
America Movil SAB de CV, Series L	3,705,490	3,346,759
Arca Continental SAB de CV	54,700	443,630
Cemex SAB de CV, Series CPO(1)	1,989,818	808,732
Coca-Cola Femsa SAB de CV, Series L	52,310	354,049
Concentradora Fibra Danhos S.A. de CV	292,100	350,313
Corporacion Inmobiliaria Vesta SAB de CV	178,400	422,781
El Puerto de Liverpool SAB de CV(2)	65,156	385,523
Empresas ICA SAB de CV(1)(2)(4)	21,849	0
FIBRA Macquarie Mexico(3)	192,600	283,664
Fibra Uno Administracion S.A. de CV	723,967	854,501
Fomento Economico Mexicano SAB de CV, Series UBD	187,000	1,462,010
GCC SAB de CV(2)	33,100	220,463
Genomma Lab Internacional SAB de CV	144,400	125,011
Grupo Aeroportuario del Centro Norte SAB de CV(2)	52,500	403,641
Grupo Aeroportuario del Pacifico SAB de CV, Class B	70,100	1,005,103
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,164	772,678
Grupo Bimbo SAB de CV, Series A(2)	180,908	764,054
Grupo Carso SAB de CV, Series A1	156,300	657,877
Grupo Elektra SAB de CV(2)	19,705	1,107,571
Grupo Financiero Banorte SAB de CV, Class O	149,800	1,078,077
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	451,678
Grupo Mexico SAB de CV, Series B	466,556	1,644,851
Grupo Televisa SAB, Series CPO(2)	260,471	236,591
Industrias Penoles SAB de CV(2)	32,449	396,618
Kimberly-Clark de Mexico SAB de CV, Class A	243,410	413,084
Nemak SAB de CV(1)(3)	660,416	190,128
Operadora de Sites Mexicanos SA de CV	233,764	229,128
Orbia Advance Corporation, SAB de CV	138,967	246,392
Prologis Property Mexico S.A. de CV	158,400	451,387
Promotora y Operadora de Infraestructura SAB de CV	47,150	383,631
Sitios Latinoamerica SAB de CV(2)	226,904	107,126
Ternium S.A. ADR	7,422	226,816
TF Administradora Industrial S de RL de CV	208,000	298,020
Wal-Mart de Mexico SAB de CV, Series V	504,364	1,782,803
		$ 22,643,557
Security	Shares	Value
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 509,804
Bank of Africa	8,812	145,278
Banque Centrale Populaire	4,384	96,769
Co Sucrerie Marocaine et de Raffinage	21,862	397,251
Itissalat AI-Maghrib	57,814	525,451
Label Vie	406	181,260
LafargeHolcim Maroc S.A.	2,107	271,615
Managem S.A.	1,189	289,992
Societe d'Exploitation des Ports	14,086	292,087
TAQA Morocco S.A.	1,079	112,194
		$ 2,821,701
Nigeria — 0.8%
Access Bank PLC(4)	32,908,148	$ 269,658
Dangote Cement PLC(4)	4,167,837	1,019,046
Dangote Sugar Refinery PLC(4)	4,385,654	67,077
FBN Holdings PLC(4)	21,879,762	229,614
Guaranty Trust Holding Co. PLC(4)	13,844,766	307,704
Lafarge Africa PLC(4)	3,044,633	67,169
MTN Nigeria Communications PLC(4)	1,288,600	269,934
Nestle Nigeria PLC(4)	496,712	551,056
Nigerian Breweries PLC(4)	6,834,281	278,170
SEPLAT Energy PLC(3)	213,700	271,094
Stanbic IBTC Holdings PLC(4)	3,647,728	111,298
Transnational Corp. of Nigeria PLC(4)	22,334,373	24,383
United Bank for Africa PLC(4)	20,664,553	151,566
Zenith Bank PLC(4)	17,411,456	404,311
		$ 4,022,080
Oman — 0.6%
Al Anwar Ceramic Tiles Co.	72,000	$ 77,521
Bank Dhofar SAOG	227,558	103,387
Bank Muscat SAOG	1,226,680	880,734
Bank Nizwa SAOG	634,842	164,939
National Bank of Oman SAOG	263,458	196,629
Oman Cement Co. SAOG	99,831	78,784
Oman Flour Mills Co. SAOG	72,230	132,741
Oman Telecommunications Co. SAOG	244,062	584,202
Omani Qatari Telecommunications Co. SAOG	204,765	233,065
Renaissance Services SAOG	128,153	154,275
Sembcorp Salalah Power & Water Co.	377,934	65,476
Sohar International Bank SAOG	614,265	170,295
		$ 2,842,048
Pakistan — 0.6%
Bank Alfalah, Ltd.	611,933	$ 81,550

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Engro Corp., Ltd.	173,692	$ 201,016
Fauji Fertilizer Co., Ltd.	369,388	161,101
Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	54,293
Habib Bank, Ltd.	265,733	73,309
Hub Power Co., Ltd. (The)	588,200	163,739
IBEX Holdings, Ltd.(1)	8,500	211,225
Lucky Cement, Ltd.(1)	111,546	219,610
Mari Petroleum Co., Ltd.	35,322	245,131
MCB Bank, Ltd.	142,514	72,436
Meezan Bank, Ltd.	116,683	51,077
Millat Tractors, Ltd.	119,730	255,798
Nishat Mills, Ltd.	593,280	143,565
Oil & Gas Development Co., Ltd.	635,838	223,648
Pakistan Oilfields, Ltd.	29,277	50,793
Pakistan Petroleum, Ltd.	839,397	252,453
Pakistan State Oil Co., Ltd.	378,233	240,044
Searle Co., Ltd. (The)	228,678	59,301
Systems, Ltd.	119,638	252,141
TRG Pakistan(1)	66,000	31,551
United Bank, Ltd.	92,992	41,245
		$ 3,085,026
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	31,900	$ 516,780
Copa Holdings S.A., Class A(1)	6,808	566,221
		$ 1,083,001
Peru — 1.2%
Alicorp SAA	134,845	$ 239,732
Cia de Minas Buenaventura SAA ADR	128,156	954,762
Credicorp, Ltd.	13,296	1,803,735
Enel Generacion Peru SAA	170,679	163,633
Ferreycorp SAA	615,918	361,756
InRetail Peru Corp.(3)	8,309	274,280
Southern Copper Corp.	32,655	1,972,036
		$ 5,769,934
Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	359,900	$ 373,744
Aboitiz Power Corp.	1,105,000	676,548
ACEN Corp.	1,520,984	209,129
Alliance Global Group, Inc.	413,400	88,656
Ayala Corp.	30,528	382,123
Ayala Land, Inc.	811,008	450,197
Ayala Land, Inc. GDR, PFC Shares(1)(4)	3,534,608	0
Security	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	169,953	$ 311,747
BDO Unibank, Inc.	289,714	550,943
Bloomberry Resorts Corp.(1)	1,119,700	154,340
Century Pacific Food, Inc.	830,600	384,908
First Philippine Holdings Corp.	131,270	142,460
Globe Telecom, Inc.	14,344	562,696
International Container Terminal Services, Inc.	119,320	428,238
JG Summit Holdings, Inc.	407,372	368,367
Jollibee Foods Corp.	242,450	1,001,575
Manila Electric Co.	130,884	703,243
Megaworld Corp.	2,140,300	77,027
Metropolitan Bank & Trust Co.	159,419	154,804
Nickel Asia Corp.	1,308,988	137,328
Petron Corp.(1)	1,441,000	62,175
PLDT, Inc.	38,900	917,746
Puregold Price Club, Inc.	617,440	387,203
Robinsons Land Corp.	263,415	70,823
San Miguel Corp.	74,510	124,385
Semirara Mining & Power Corp.	464,520	288,993
SM Investments Corp.	63,130	1,023,833
SM Prime Holdings, Inc.	1,561,050	995,965
Universal Robina Corp.	457,900	1,123,465
		$ 12,152,661
Poland — 2.3%
11 bit studios S.A.(1)	831	$ 112,204
Allegro.eu S.A.(1)(3)	119,100	687,393
AmRest Holdings SE(1)	15,687	70,333
Asseco Poland S.A.	39,748	660,484
Bank Millennium S.A.(1)	92,916	97,918
Bank Polska Kasa Opieki S.A.	19,524	388,401
Budimex S.A.	13,729	892,908
CCC S.A.(1)	12,600	123,824
CD Projekt S.A.(2)	17,961	535,028
Ciech S.A.	5,000	47,461
Cyfrowy Polsat S.A.	88,607	357,327
Dino Polska S.A.(1)(3)	12,488	1,072,522
Grupa Kety S.A.	2,166	226,310
InPost S.A.(1)	37,200	314,294
Jastrzebska Spolka Weglowa S.A.(1)	8,300	111,439
KGHM Polska Miedz S.A.	25,007	727,394
KRUK S.A.	2,076	146,978
LPP S.A.	308	751,152
Mabion S.A.(1)	20,058	96,405
mBank S.A.(1)	1,527	103,485
Neuca S.A.	900	133,581

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Orange Polska S.A.	221,853	$ 337,420
PGE S.A.(1)	265,013	418,145
Polski Koncern Naftowy ORLEN S.A.	115,772	1,700,844
Powszechna Kasa Oszczednosci Bank Polski S.A.	93,658	650,054
Powszechny Zaklad Ubezpieczen S.A.	57,144	464,060
Santander Bank Polska S.A.	3,400	202,414
Tauron Polska Energia S.A.(1)	414,109	201,070
		$ 11,630,848
Qatar — 1.1%
Al Meera Consumer Goods Co.	27,717	$ 119,236
Barwa Real Estate Co.	320,609	251,394
Commercial Bank PSQC (The)	116,405	158,855
Gulf International Services QSC(1)	460,440	186,018
Industries Qatar	267,679	938,398
Masraf Al Rayan QSC	186,973	161,894
Medicare Group	83,820	142,627
Mesaieed Petrochemical Holding Co.	314,600	183,495
Ooredoo QPSC	112,086	282,709
Qatar Electricity & Water Co. QSC	73,498	355,128
Qatar Gas Transport Co., Ltd.	621,419	622,442
Qatar Insurance Co.	126,000	66,357
Qatar International Islamic Bank	65,027	184,844
Qatar Islamic Bank	53,163	270,094
Qatar National Bank QPSC	162,453	799,762
Qatar National Cement Co. QSC	133,280	175,890
United Development Co. QSC	491,981	174,229
Vodafone Qatar QSC	395,921	171,073
		$ 5,244,445
Romania — 0.5%
Banca Transilvania S.A.	150,597	$ 648,018
BRD-Groupe Societe Generale S.A.	85,565	240,300
OMV Petrom S.A.	8,501,914	772,633
Societatea Energetica Electrica S.A.	51,840	90,927
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	64,136	523,442
Societatea Nationala Nuclearelectrica S.A.	18,481	170,920
Transelectrica S.A.(1)	17,232	80,878
Transgaz S.A. Medias	3,792	226,038
		$ 2,753,156
Russia — 0.0%(6)
Aeroflot PJSC(1)(4)	91,240	$ 0
Etalon Group PLC GDR(4)(5)	78,319	0
Evraz PLC(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	147,070,600	0
Security	Shares	Value
Russia (continued)
Globaltrans Investment PLC GDR(4)(5)(7)	136,358	$ 0
Globaltrans Investment PLC GDR(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Magnit PJSC(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(4)	240,670	0
MMC Norilsk Nickel PJSC(4)	9,610	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC(4)	64,840	0
OGK-2 PJSC(4)	20,114,000	0
PhosAgro PJSC(4)	5,758	0
PhosAgro PJSC GDR(4)(5)	112	0
PhosAgro PJSC GDR(4)(5)	2	0
PIK Group PJSC(1)(4)	83,050	0
Rosseti PJSC(1)(4)	8,208,873	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(1)(4)	371,510	0
Severstal PAO GDR(1)(4)(5)	40,244	0
Sistema PJSFC(1)(4)	595,500	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(4)	5,780,000	0
Yandex NV, Class A(1)(4)	90,000	0
		$ 0
Saudi Arabia — 4.6%
Abdullah Al Othaim Markets Co.	8,031	$ 222,823
Advanced Petrochemical Co.	6,812	77,464
Al Babtain Power & Telecommunication Co.	16,768	94,306
Al Hammadi Holding	27,426	293,516
Al Jouf Agricultural Development Co.	5,930	70,519
Al Rajhi Bank(1)	38,410	768,132
Alandalus Property Co.	23,113	95,861
Aldrees Petroleum and Transport Services Co.	13,665	272,150
Alinma Bank	26,817	232,211
Almarai Co. JSC	47,501	676,633
Arabian Centres Co., Ltd.	26,200	132,979
Arabian Internet & Communications Services Co.	2,019	130,147
Arriyadh Development Co.	42,294	204,697
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	69,048
Ayyan Investment Co.(1)	15,815	59,619
Bank AlBilad(1)	16,670	195,967
Banque Saudi Fransi	14,851	160,129
Batic Investments and Logistic Co.(1)	11,600	73,144

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Bawan Co.	19,236	$ 151,386
BinDawood Holding Co.	8,228	106,415
Dallah Healthcare Co.	10,498	415,170
Dar Al Arkan Real Estate Development Co.(1)	162,664	502,457
Dr Sulaiman Al Habib Medical Services Group Co.	26,211	1,530,626
Dur Hospitality Co.(1)	23,004	121,169
Emaar Economic City(1)	151,471	336,017
Etihad Etisalat Co.	44,585	412,133
Herfy Food Services Co.(1)	12,431	113,845
Jadwa REIT Saudi Fund	53,274	182,749
Jarir Marketing Co.	21,621	862,876
Leejam Sports Co. JSC	13,120	293,618
Maharah Human Resources Co.	6,400	88,437
Middle East Healthcare Co.(1)	21,820	147,015
Mouwasat Medical Services Co.	15,966	894,430
National Agriculture Development Co. (The)(1)	21,203	115,217
National Gas & Industrialization Co.	15,924	221,894
National Medical Care Co.	7,751	152,040
Rabigh Refining & Petrochemical Co.(1)	18,860	54,535
Riyad Bank	44,209	375,925
Riyad REIT Fund	60,724	159,885
SABIC Agri-Nutrients Co.	7,322	285,800
Sahara International Petrochemical Co.	13,750	125,757
Saudi Airlines Catering Co.(1)	13,013	261,044
Saudi Arabian Mining Co.(1)	27,394	470,301
Saudi Arabian Oil Co.(3)	297,578	2,554,389
Saudi Automotive Services Co.	34,664	299,272
Saudi Basic Industries Corp.	26,677	638,149
Saudi Ceramic Co.	14,766	112,232
Saudi Chemical Co. Holding	20,561	145,674
Saudi Co. for Hardware CJSC(1)	7,800	56,527
Saudi Electricity Co.	277,959	1,718,250
Saudi Ground Services Co.(1)	28,577	166,351
Saudi Industrial Investment Group	13,394	79,116
Saudi Industrial Services Co.	15,031	81,312
Saudi Kayan Petrochemical Co.(1)	56,284	206,310
Saudi National Bank (The)	48,073	647,040
Saudi Public Transport Co.(1)	15,777	67,157
Saudi Real Estate Co.(1)	42,607	130,167
Saudi Research & Media Group(1)	4,167	202,105
Saudi Telecom Co.	174,232	1,695,486
Saudia Dairy & Foodstuff Co.	4,822	277,704
Savola Group (The)	59,642	437,474
Seera Group Holding(1)	55,132	256,596
United Electronics Co.	18,141	334,602
Security	Shares	Value
Saudi Arabia (continued)
United International Transportation Co.	15,521	$ 189,253
Yanbu National Petrochemical Co.	8,737	97,191
		$ 22,602,443
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 42,559
Krka dd Novo mesto	21,970	2,163,467
Luka Koper	1,451	38,411
Nova Ljubljanska Banka DD(3)	1,700	113,601
Petrol	10,440	223,676
Pozavarovalnica Sava DD	8,014	192,449
Zavarovalnica Triglav DD	3,019	111,556
		$ 2,885,719
South Africa — 5.0%
Altron, Ltd., Class A	163,786	$ 88,742
Anglo American Platinum, Ltd.	3,440	287,091
AngloGold Ashanti, Ltd.	8,639	168,324
AngloGold Ashanti, Ltd. ADR	5,299	102,907
Aspen Pharmacare Holdings, Ltd.	207,502	1,659,538
AVI, Ltd.	44,358	196,495
Barloworld, Ltd.	20,980	104,139
Bid Corp., Ltd.	44,213	857,603
Bidvest Group, Ltd. (The)	178,962	2,246,312
CA Sales Holdings, Ltd.(1)	83,336	31,333
Clicks Group, Ltd.	35,599	562,672
Curro Holdings, Ltd.	146,006	77,559
Discovery, Ltd.(1)	21,152	153,000
Equites Property Fund, Ltd.	272,285	270,261
Exxaro Resources, Ltd.	36,655	469,935
FirstRand, Ltd.	353,282	1,283,504
Fortress REIT, Ltd., Class A(1)	136,906	85,184
Gold Fields, Ltd.	38,870	403,659
Growthpoint Properties, Ltd.	668,687	573,234
Hyprop Investments, Ltd.	154,616	306,530
Impala Platinum Holdings, Ltd.	54,907	690,008
KAP Industrial Holdings, Ltd.	1,060,462	276,019
Kumba Iron Ore, Ltd.(2)	7,137	206,140
Lesaka Technologies, Inc.(1)	20,900	95,095
Life Healthcare Group Holdings, Ltd.	312,757	310,684
Mediclinic International PLC	148,487	888,917
MiX Telematics, Ltd. ADR	11,300	79,439
Momentum Metropolitan Holdings	137,550	138,355
Mr Price Group, Ltd.	16,841	156,162
MTN Group, Ltd.	205,432	1,534,319
MultiChoice Group, Ltd.	52,660	363,154

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Naspers, Ltd., Class N	20,331	$ 3,397,426
NEPI Rockcastle NV	120,964	725,243
Netcare, Ltd.	234,904	200,823
Pick'n Pay Stores, Ltd.	61,328	205,810
PSG Konsult, Ltd.	311,088	221,440
Redefine Properties, Ltd.	1,436,323	357,585
Resilient REIT, Ltd.	127,790	403,463
Reunert, Ltd.	55,719	169,859
Sanlam, Ltd.	47,771	137,254
Santam, Ltd.	7,291	109,507
Sasol, Ltd.	27,126	432,894
Shoprite Holdings, Ltd.	57,942	768,108
Sibanye Stillwater, Ltd.	187,632	497,456
SPAR Group, Ltd. (The)	30,000	200,432
Standard Bank Group, Ltd.	30,572	301,644
Telkom S.A. SOC, Ltd.(1)(2)	68,155	119,925
Thungela Resources, Ltd.	30,000	506,233
Tiger Brands, Ltd.	29,568	365,020
Vodacom Group, Ltd.	87,296	629,174
Vukile Property Fund, Ltd.	369,342	288,669
Woolworths Holdings, Ltd.	68,586	267,142
Zeda, Ltd.(1)	20,980	16,817
		$ 24,988,238
South Korea — 5.0%
ABLBio, Inc.(1)	6,502	$ 118,705
AMOREPACIFIC Corp.	3,554	388,966
AMOREPACIFIC Group	5,071	140,663
BGF Retail Co., Ltd.	905	151,453
Bukwang Pharmaceutical Co., Ltd.	8,877	61,828
Celltrion Healthcare Co., Ltd.	6,467	298,859
Celltrion Pharm, Inc.(1)	2,698	143,976
Celltrion, Inc.	7,251	925,449
Chabiotech Co., Ltd.(1)	12,772	131,696
Cheil Worldwide, Inc.	11,267	205,794
CJ CheilJedang Corp.	810	243,657
CJ Corp.	1,100	73,479
Coupang, Inc.(1)	6,700	98,557
Coway Co., Ltd.	3,444	152,913
Daewoo Industrial Development Co., Ltd.(1)	3,501	5,925
DL E&C Co., Ltd.	4,736	126,905
DL Holdings Co., Ltd.	1,888	88,933
E-MART, Inc.	1,921	149,359
GeneOne Life Science, Inc.(1)	16,222	91,728
Green Cross Corp.	1,257	129,760
GS Engineering & Construction Corp.	6,207	104,435
Security	Shares	Value
South Korea (continued)
GS Holdings Corp.	11,483	$ 398,492
Hana Financial Group, Inc.	6,353	211,549
Hankook Tire and Technology Co., Ltd.	5,992	147,965
Hanmi Pharm Co., Ltd.	1,335	316,182
Hanmi Science Co., Ltd.	3,183	82,031
Hanwha Corp.	6,800	138,387
Hanwha Solutions Corp.(1)	9,753	333,491
Helixmith Co., Ltd.(1)	7,137	60,110
HLB Life Science Co., Ltd.(1)	16,378	137,867
Hotel Shilla Co., Ltd.	2,448	161,683
Hyosung TNC Corp.	213	59,221
Hyundai Engineering & Construction Co., Ltd.	3,203	88,552
Hyundai Glovis Co., Ltd.	1,372	178,129
Hyundai Mobis Co., Ltd.	2,818	446,986
Hyundai Motor Co.	6,125	733,052
Kakao Corp.	8,069	343,707
Kangwon Land, Inc.(1)	9,384	172,678
KB Financial Group, Inc.	4,943	189,379
Kia Corp.	10,062	473,422
KIWOOM Securities Co., Ltd.	2,085	139,092
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	100,318
Korea Zinc Co., Ltd.	995	445,910
Korean Air Lines Co., Ltd.(1)	6,176	112,548
KT&G Corp.	9,317	673,409
Kumho Petrochemical Co., Ltd.	1,229	122,473
LegoChem Biosciences, Inc.(1)	4,397	150,275
LG Chem, Ltd.	1,592	760,227
LG Corp.	5,307	328,610
LG Display Co., Ltd.	8,289	81,913
LG Electronics, Inc.	4,500	309,374
LG H&H Co., Ltd.	582	334,981
LG Innotek Co., Ltd.	1,400	282,350
LG Uplus Corp.	22,484	196,900
Lotte Chemical Corp.	827	117,041
LS Corp.	3,961	218,710
MedPacto, Inc.(1)	2,253	39,898
Naturecell Co., Ltd.(1)	9,815	118,497
Naver Corp.	5,654	804,117
NCSoft Corp.	883	315,429
Nong Shim Co., Ltd.	480	135,564
Orion Corp. of Republic of Korea	2,576	262,251
POSCO Holdings, Inc.	3,029	662,902
S1 Corp.	2,867	134,744
Samsung Biologics Co., Ltd.(1)(3)	1,264	821,872
Samsung C&T Corp.	4,158	374,599
Samsung Electro-Mechanics Co., Ltd.	1,336	138,747

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Electronics Co., Ltd.	93,282	$ 4,094,449
Samsung SDI Co., Ltd.	1,221	573,311
Samsung SDS Co., Ltd.	659	64,226
SD Biosensor, Inc.	5,775	138,294
Seegene, Inc.	3,878	83,906
Shinhan Financial Group Co., Ltd.	5,915	164,671
Shinsegae, Inc.	779	136,191
SK Biopharmaceuticals Co., Ltd.(1)	1,761	100,688
SK Chemicals Co., Ltd.	1,155	67,076
SK Hynix, Inc.	9,559	570,328
SK Innovation Co., Ltd.(1)	6,825	833,788
SK Square Co., Ltd.(1)	2,041	54,328
SK Telecom Co., Ltd.	3,158	118,469
SK, Inc.	1,665	249,769
S-Oil Corp.	4,000	266,221
ST Pharm Co., Ltd.	1,947	136,251
Yuhan Corp.	6,728	304,295
Zyle Motors Corp.(1)(4)	4,895	0
		$ 24,644,935
Sri Lanka — 0.3%
Access Engineering PLC	1,978,107	$ 57,296
Ceylon Tobacco Co. PLC	96,609	161,411
Chevron Lubricants Lanka PLC	216,091	56,718
Commercial Bank of Ceylon PLC	370,657	51,431
Dialog Axiata PLC	9,641,167	224,456
Hatton National Bank PLC	297,576	65,058
Hemas Holdings PLC	342,755	52,612
John Keells Holdings PLC	1,681,224	624,497
National Development Bank PLC	525,666	46,417
Nations Trust Bank PLC(1)	314,289	40,342
Nestle Lanka PLC	15,593	39,184
Sampath Bank PLC	534,947	50,277
Teejay Lanka PLC	1,870,121	165,804
		$ 1,635,503
Taiwan — 7.0%
Accton Technology Corp.	13,000	$ 98,719
Acer, Inc.	73,000	55,738
Advantech Co., Ltd.	15,357	164,434
AirTAC International Group	10,000	301,914
ASE Technology Holding Co., Ltd.	77,247	234,706
Asia Cement Corp.	125,967	167,787
Asustek Computer, Inc.	18,174	158,426
AUO Corp.	145,600	70,732
Bora Pharmaceuticals Co., Ltd.	9,000	121,321
Security	Shares	Value
Taiwan (continued)
Catcher Technology Co., Ltd.	27,100	$ 148,830
Cathay Financial Holding Co., Ltd.	193,989	251,884
Center Laboratories, Inc.	140,050	215,463
Chailease Holding Co., Ltd.	32,650	230,025
Cheng Loong Corp.	97,000	86,203
Cheng Shin Rubber Industry Co., Ltd.	186,010	204,726
China Airlines, Ltd.	272,963	168,098
China Development Financial Holding Corp.	290,000	118,678
China Petrochemical Development Corp.	407,426	130,595
China Steel Corp.	579,815	561,833
CHO Pharma, Inc.(1)	28,701	127,742
Chunghwa Telecom Co., Ltd.	487,780	1,793,869
Compal Electronics, Inc.	138,000	103,364
CTBC Financial Holding Co., Ltd.	404,000	289,904
Delta Electronics, Inc.	31,356	290,670
E Ink Holdings, Inc.	25,000	130,918
E.Sun Financial Holding Co., Ltd.	158,591	123,837
Eclat Textile Co., Ltd.	17,000	272,902
EirGenix, Inc.(1)	33,000	131,710
Eternal Materials Co., Ltd.	90,250	91,453
EVA Airways Corp.	223,334	203,667
Evergreen Marine Corp.	144,113	761,668
Far Eastern Department Stores, Ltd.	176,642	123,584
Far Eastern New Century Corp.	564,313	584,797
Far EasTone Telecommunications Co., Ltd.	220,776	473,561
Feng Hsin Steel Co., Ltd.	40,000	82,647
Feng TAY Enterprise Co., Ltd.	45,000	301,478
First Financial Holding Co., Ltd.	182,896	157,531
Formosa Chemicals & Fibre Corp.	213,755	489,566
Formosa Petrochemical Corp.	217,153	566,840
Formosa Plastics Corp.	199,959	563,888
Formosa Taffeta Co., Ltd.	193,000	167,826
Fubon Financial Holding Co., Ltd.	163,971	299,908
Fulgent Sun International Holding Co., Ltd.	25,000	123,233
Gamania Digital Entertainment Co., Ltd.	52,000	118,128
Giant Manufacturing Co., Ltd.	25,420	165,383
Globalwafers Co., Ltd.	7,000	96,997
Goldsun Building Materials Co., Ltd.	143,000	117,226
Gongwin Biopharm Holdings Co., Ltd.(1)	19,605	203,566
Great Wall Enterprise Co., Ltd.	178,602	264,555
Highwealth Construction Corp.	215,423	282,142
Hiwin Technologies Corp.	38,233	226,296
Hon Hai Precision Industry Co., Ltd.	170,806	553,622
Hota Industrial Manufacturing Co., Ltd.	47,000	101,933
Hotai Motor Co., Ltd.	32,000	610,782
Hua Nan Financial Holdings Co., Ltd.	176,479	128,770

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Huaku Development Co., Ltd.	86,000	$ 248,830
Innolux Corp.	409,965	147,357
International Games System Co., Ltd.	18,000	253,381
Kenda Rubber Industrial Co., Ltd.	107,000	105,414
Kinpo Electronics, Inc.	229,000	100,283
Largan Precision Co., Ltd.	2,042	134,975
Lien Hwa Industrial Holdings Corp.	211,200	343,777
Lite-On Technology Corp.	57,000	117,800
Lotus Pharmaceutical Co., Ltd.	57,000	454,811
Makalot Industrial Co., Ltd.	14,000	105,878
MediaTek, Inc.	27,664	559,336
Medigen Vaccine Biologics Corp.(1)	78,477	177,003
Mega Financial Holding Co., Ltd.	187,155	184,371
Merida Industry Co., Ltd.	44,907	243,374
Microbio Co., Ltd.	99,735	201,403
Micro-Star International Co.	22,000	85,317
momo.com, Inc.	12,800	266,367
Nan Kang Rubber Tire Co., Ltd.(1)	100,819	109,566
Nan Ya Plastics Corp.	212,378	489,788
Nanya Technology Corp.	51,165	84,968
Nien Made Enterprise Co., Ltd.	14,000	133,777
Novatek Microelectronics Corp.	15,479	158,238
OBI Pharma, Inc.(1)	92,742	208,152
Pegatron Corp.	81,486	168,131
PharmaEssentia Corp.(1)	38,000	588,893
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	229,598
Pou Chen Corp.	321,309	357,134
Powerchip Semiconductor Manufacturing Corp.	62,000	63,961
President Chain Store Corp.	78,716	695,980
Quanta Computer, Inc.	80,000	187,611
Realtek Semiconductor Corp.	17,542	159,527
Ruentex Development Co., Ltd.	193,138	271,713
Ruentex Industries, Ltd.	151,421	319,441
Sanyang Motor Co., Ltd.	131,000	144,029
Shanghai Commercial & Savings Bank, Ltd.	105,184	150,671
Silicon Motion Technology Corp. ADR	2,100	136,479
Simplo Technology Co., Ltd.	12,652	117,125
Sino-American Silicon Products, Inc.	18,000	81,448
SinoPac Financial Holdings Co., Ltd.	252,000	137,075
Standard Foods Corp.	129,000	167,071
Synnex Technology International Corp.	30,569	58,734
TA Chen Stainless Pipe Co.	119,180	164,110
TaiDoc Technology Corp.	20,000	120,216
Tainan Spinning Co., Ltd.	359,407	195,947
Taishin Financial Holding Co., Ltd.	274,000	134,395
Security	Shares	Value
Taiwan (continued)
Taiwan Cement Corp.	362,497	$ 396,270
Taiwan Cooperative Financial Holding Co., Ltd.	217,000	183,349
Taiwan Fertilizer Co., Ltd.	53,000	92,176
Taiwan High Speed Rail Corp.	159,000	148,530
Taiwan Hon Chuan Enterprise Co., Ltd.	42,000	118,597
Taiwan Mobile Co., Ltd.	222,858	686,232
Taiwan Semiconductor Manufacturing Co., Ltd.	285,747	4,150,035
Tatung Co., Ltd. (1)	171,000	191,569
Tong Yang Industry Co., Ltd.	86,000	120,035
TTY Biopharm Co., Ltd.	48,780	132,200
Tung Ho Steel Enterprise Corp.	49,000	83,906
Unimicron Technology Corp.	39,000	151,405
Uni-President Enterprises Corp.	557,588	1,206,908
United Microelectronics Corp.	188,323	247,435
Vanguard International Semiconductor Corp.	32,544	81,738
Voltronic Power Technology Corp.	6,000	301,030
Walsin Lihwa Corp.	326,980	501,712
Wan Hai Lines, Ltd.	84,000	218,321
Wiwynn Corp.	3,000	77,596
Yageo Corp.	11,431	166,603
Yang Ming Marine Transport Corp.	151,000	320,760
YFY, Inc.	101,000	80,206
Yieh Phui Enterprise Co., Ltd.	254,465	132,028
Yuanta Financial Holding Co., Ltd.	274,834	193,684
Yulon Motor Co., Ltd.	88,000	177,182
YungShin Global Holding Corp.	59,000	88,282
		$ 34,427,319
Thailand — 5.2%
Advanced Info Service PCL(8)	140,900	$ 792,409
Airports of Thailand PCL(1)(8)	533,300	1,154,315
Amata Corp. PCL(8)	203,300	124,906
AP Thailand PCL(8)	549,560	183,915
Bangkok Bank PCL(8)	42,500	181,420
Bangkok Chain Hospital PCL(8)	959,400	567,856
Bangkok Dusit Medical Services PCL(8)	1,979,400	1,655,293
Bangkok Expressway & Metro PCL(8)	741,054	209,571
Banpu PCL(8)	294,200	116,295
Berli Jucker PCL(8)	219,700	223,622
BTS Group Holdings PCL(8)	1,033,700	250,733
Bumrungrad Hospital PCL(8)	203,300	1,243,715
Central Pattana PCL(8)	214,700	439,509
Central Retail Corp. PCL(8)	442,800	591,131
CH. Karnchang PCL(8)	194,800	136,553
Charoen Pokphand Foods PCL(8)	487,600	348,618
Chularat Hospital PCL(8)	3,340,700	354,952

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
CP ALL PCL(8)	314,900	$ 620,326
Delta Electronics (Thailand) PCL(8)	203,700	4,873,892
Electricity Generating PCL(8)	33,200	165,268
Energy Absolute PCL(8)	131,900	368,630
Global Power Synergy PCL(8)	76,700	161,683
Gulf Energy Development PCL(8)	418,400	667,017
Hana Microelectronics PCL(8)	405,200	600,582
Home Product Center PCL(8)	912,260	407,852
Indorama Ventures PCL(8)	346,871	407,262
Jasmine International PCL(1)(8)	2,504,800	159,264
Kasikornbank PCL(8)	62,500	265,703
Kiatnakin Phatra Bank PCL(8)	28,900	61,480
Krung Thai Bank PCL(8)	407,925	208,174
Land & Houses PCL(8)	670,500	191,660
Mega Lifesciences PCL(8)	234,200	315,970
Minor International PCL(1)(8)	1,219,436	1,134,548
PTT Exploration & Production PCL(8)	193,416	984,994
PTT Global Chemical PCL(8)	306,705	417,610
PTT PCL(8)	975,200	935,789
Quality House PCL(8)	1,804,283	119,838
Ratch Group PCL(8)	152,400	188,277
SCB X PCL(8)	78,000	240,288
Siam Cement PCL(8)	50,911	502,411
Siam Global House PCL(8)	521,018	336,667
Star Petroleum Refining PCL(8)	362,600	112,020
Supalai PCL(8)	314,400	220,568
SVI PCL(8)	380,300	105,863
Thai Beverage PCL(8)	714,200	365,170
Thai Oil PCL(8)	100,900	163,553
Thai Union Group PCL(8)	480,092	234,194
TOA Paint Thailand PCL(8)	174,300	169,611
Total Access Communication PCL(8)	96,800	130,573
TPI Polene PCL(8)	2,914,200	153,111
True Corp. PCL(8)	4,118,582	575,240
TTW PCL(8)	236,900	61,661
VGI PCL(8)	1,361,600	172,953
WHA Corp. PCL(8)	1,492,700	175,669
		$ 25,550,184
Tunisia — 0.8%
Attijari Bank	14,910	$ 177,420
Banque de Tunisie	142,212	236,784
Banque Internationale Arabe de Tunisie	22,272	629,773
Banque Nationale Agricole	25,291	71,483
Carthage Cement(1)	469,841	287,496
Euro Cycles S.A.	38,028	314,112
Security	Shares	Value
Tunisia (continued)
Poulina Group	112,565	$ 315,857
Societe d'Articles Hygieniques S.A.	151,018	440,642
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	826,115
Telnet Holding	121,453	300,121
Union Internationale de Banques S.A.	42,491	327,670
		$ 3,927,473
Turkey — 4.8%
Akbank T.A.S.	352,192	$ 367,998
Aksa Akrilik Kimya Sanayii AS	43,933	215,346
Aksa Enerji Uretim AS	306,798	768,988
Alarko Holding AS	34,678	151,349
Anadolu Efes Biracilik ve Malt Sanayii AS	62,978	227,874
Arcelik AS	94,450	566,618
Aygaz AS	100,427	512,802
BIM Birlesik Magazalar AS	149,267	1,090,820
Biotrend Cevre VE Enerji Yatirimlari AS(1)	237,727	240,749
Coca-Cola Icecek AS	33,119	362,447
Dogan Sirketler Grubu Holding AS	409,879	231,318
Dogus Otomotiv Servis ve Ticaret AS	16,807	176,795
EGE Endustri VE Ticaret AS	456	150,855
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	925,902
Enka Insaat ve Sanayi AS	214,147	381,167
Eregli Demir ve Celik Fabrikalari TAS	225,652	495,843
Fenerbahce Futbol AS(1)	27,500	106,929
Ford Otomotiv Sanayi AS	30,600	857,189
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	113,141	312,749
Gubre Fabrikalari TAS(1)	11,586	163,374
Haci Omer Sabanci Holding AS	133,129	321,359
Hektas Ticaret TAS(1)	168,714	338,944
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	198,589
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	527,747
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	150,444	144,486
Kerevitas Gida Sanayi ve Ticaret AS(1)	144,098	135,027
KOC Holding AS	129,168	579,492
Kordsa Teknik Tekstil AS	25,420	131,851
Koza Altin Isletmeleri AS	11,800	356,499
Logo Yazilim Sanayi Ve Ticaret AS	147,998	553,858
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	27,975	197,877
Migros Ticaret AS(1)	32,232	252,590
MLP Saglik Hizmetleri AS(1)(3)	99,775	480,246
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	794,552
Pegasus Hava Tasimaciligi AS(1)	10,262	264,791
Petkim Petrokimya Holding AS(1)	282,818	302,866
Sasa Polyester Sanayi AS(1)	93,126	548,333

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	$ 278,077
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	911,778	170,711
Sok Marketler Ticaret AS(1)	154,751	231,174
TAV Havalimanlari Holding AS(1)	21,466	107,846
Tofas Turk Otomobil Fabrikasi AS	46,630	412,098
Turk Hava Yollari AO(1)	67,141	505,766
Turk Telekomunikasyon AS	417,089	547,260
Turk Traktor ve Ziraat Makineleri AS	4,585	161,432
Turkcell Iletisim Hizmetleri AS	1,088,840	2,195,433
Turkiye Is Bankasi AS, Class C	312,874	214,169
Turkiye Petrol Rafinerileri AS(1)	102,477	2,904,265
Turkiye Sise ve Cam Fabrikalari AS	149,987	343,002
Ulker Biskuvi Sanayi AS(1)	72,512	169,398
Vestel Elektronik Sanayi ve Ticaret AS	57,591	218,991
Yapi ve Kredi Bankasi AS	316,986	201,090
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	458,794
		$ 23,555,725
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	94,316	$ 230,821
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,257,535
ADNOC Drilling Co. PJSC	922,000	747,397
Agthia Group PJSC	138,550	150,285
Air Arabia PJSC	646,580	378,209
Aldar Properties PJSC	753,712	905,643
Apex Investment Co. PSC(1)	234,400	223,863
Dana Gas PJSC	1,234,795	308,814
Dubai Electricity & Water Authority PJSC	2,100,300	1,326,530
Dubai Investments PJSC	527,093	311,124
Emaar Properties PJSC	520,324	827,799
Emirates Telecommunications Group Co. PJSC	249,055	1,545,841
Fertiglobe PLC	463,700	533,000
First Abu Dhabi Bank PJSC	296,080	1,375,689
Ghitha Holding PJSC(1)	6,700	133,144
Multiply Group PJSC(1)	382,500	482,084
Network International Holdings PLC(1)(3)	71,700	259,630
Q Holding PJSC(1)	189,500	206,380
		$ 11,203,788
Vietnam — 2.3%
An Phat Holdings JSC(1)	99,600	$ 29,752
Bank for Foreign Trade of Vietnam JSC	251,577	854,334
Bank for Investment and Development of Vietnam JSC	51,100	83,572
Development Investment Construction Corp.(1)	121,611	73,644
Digiworld Corp.	65,200	104,247
Duc Giang Chemicals JSC	99,300	247,999
Security	Shares	Value
Vietnam (continued)
FLC Faros Construction JSC(1)(4)	6	$ 0
Fpt Digital Retail JSC	59,300	173,163
Gelex Group JSC	309,000	161,551
HAGL JSC(1)	283,740	110,079
Ho Chi Minh City Infrastructure Investment JSC(1)	200,000	109,487
Hoa Phat Group JSC	1,629,993	1,244,283
Hoa Sen Group(1)	162,000	79,154
Hoang Huy Investment Financial Services JSC	279,600	80,451
Idico Corp. JSC	90,200	121,893
Khang Dien House Trading and Investment JSC(1)	76,340	85,565
KIDO Group Corp.	44,303	122,171
Kinh Bac City Development Holding Corp.(1)	327,160	334,418
Masan Group Corp.	229,632	905,434
No Va Land Investment Group Corp.(1)	151,200	90,166
PetroVietnam Drilling & Well Services JSC(1)	459,477	347,740
PetroVietnam Fertilizer & Chemical JSC	80,500	146,312
PetroVietnam Gas JSC	117,930	507,008
PetroVietnam Nhon Trach 2 Power JSC	91,200	111,494
Petrovietnam Power Corp.(1)	1,578,300	712,088
PetroVietnam Technical Services Corp.	92,872	84,467
Petrovietnam Transportation Corp.	104,800	97,649
Phat Dat Real Estate Development Corp.(1)	67,877	39,244
Saigon - Hanoi Commercial Joint Stock Bank(1)	116,035	48,976
Saigon Beer Alcohol Beverage Corp.	22,900	162,168
Saigon Thuong Tin Commercial JSB(1)	132,900	126,771
SSI Securities Corp.	132,003	98,797
Thaiholdings JSC(1)	74,800	123,826
Thanh Thanh Cong - Bien Hoa JSC(1)	113,848	69,964
Viet Capital Securities JSC	61,230	60,233
Vietjet Aviation JSC(1)	160,594	747,172
Vietnam Airlines JSC(1)	173,300	102,295
Vietnam Construction and Import-Export JSC	192,392	140,684
Vietnam Dairy Products JSC	319,848	1,032,396
Vietnam National Petroleum Group	30	40
Viglacera Corp. JSC	76,800	109,885
Vincom Retail JSC(1)	229,413	255,757
Vingroup JSC(1)	320,579	730,297
Vinh Hoan Corp.	45,200	133,583
Vinhomes JSC(3)	165,800	337,038
		$ 11,337,247
Total Common Stocks (identified cost $332,244,277)		$497,137,959

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Rights — 0.0%(9)
Security	Shares	Value
Brazil — 0.0%(9)
Localiza Rent a Car S.A., Exp. 1/31/23(1)	231	$ 471
		$ 471
South Korea — 0.0%(9)
Lotte Chemical Corp., Exp. 1/20/23(1)	165	$ 4,632
		$ 4,632
Total Rights (identified cost $0)		$ 5,103

Short-Term Investments — 0.8%
Affiliated Fund — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(10)	4,358	$ 4,358
Total Affiliated Fund (identified cost $4,358)		$ 4,358

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(11)	3,830,612	$ 3,830,612
Total Securities Lending Collateral (identified cost $3,830,612)		$ 3,830,612
Total Short-Term Investments (identified cost $3,834,970)		$ 3,834,970

Total Investments — 101.3% (identified cost $336,079,247)	$500,978,032
Other Assets, Less Liabilities — (1.3)%	$ (6,579,437)
Net Assets — 100.0%	$494,398,595
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $6,750,942.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $18,957,750 or 3.8% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $1,767,093 or 0.4% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.2%	$60,245,204
Consumer Staples	10.7	52,948,077
Industrials	10.4	51,475,750
Materials	9.7	48,083,686
Health Care	9.6	47,622,325
Consumer Discretionary	9.6	47,474,761
Energy	9.0	44,712,278
Communication Services	9.0	44,450,077
Information Technology	8.9	43,834,228
Utilities	5.9	29,104,604
Real Estate	5.5	27,192,072
Short-Term Investments	0.8	3,834,970
Total Investments	101.3%	$500,978,032
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Statement of Assets and Liabilities (Unaudited)

December 31, 2022
Assets
Unaffiliated investments, at value (identified cost $336,074,889) — including $6,750,942 of securities on loan	$ 500,973,674
Affiliated investment, at value (identified cost $4,358)	4,358
Cash	59,466
Foreign currency, at value (identified cost $3,242,769)	3,060,675
Interest and dividends receivable	746,707
Dividends receivable from affiliated investment	2,844
Receivable for investments sold	2,409,254
Receivable for Fund shares sold	652,054
Securities lending income receivable	9,329
Tax reclaims receivable	207,259
Total assets	$508,125,620
Liabilities
Demand note payable	$ 6,310,000
Collateral for securities loaned	3,830,612
Payable for Fund shares redeemed	1,500,048
Payable to affiliates:
Investment adviser fee	197,020
Administration fee	219,061
Accrued foreign capital gains taxes	1,663,837
Accrued expenses	6,447
Total liabilities	$ 13,727,025
Net Assets	$494,398,595
Sources of Net Assets
Paid-in capital	$ 330,721,276
Distributable earnings	163,677,319
Net Assets	$494,398,595
Class I Shares
Net Assets	$ 494,398,595
Shares Outstanding	13,064,744
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.84

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $990,199)	$ 9,505,895
Dividend income from affiliated investment	13,363
Interest income	193
Securities lending income, net	43,298
Total investment income	$ 9,562,749
Expenses
Investment adviser fee	$ 1,180,525
Administration fee	1,311,695
Interest expense and fees	19,671
Total expenses	$ 2,511,891
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 882
Total expense reductions	$ 882
Net expenses	$ 2,511,009
Net investment income	$ 7,051,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $360,787)	$ 21,862,294
Foreign currency transactions	(1,112,664)
Net realized gain	$ 20,749,630
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $151,340)	$ (13,201,277)
Foreign currency	634,029
Net change in unrealized appreciation (depreciation)	$(12,567,248)
Net realized and unrealized gain	$ 8,182,382
Net increase in net assets from operations	$ 15,234,122

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Statements of Changes in Net Assets

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,051,740	$ 17,946,938
Net realized gain	20,749,630	75,612,449
Net change in unrealized appreciation (depreciation)	(12,567,248)	(226,830,075)
Net increase (decrease) in net assets from operations	$ 15,234,122	$(133,270,688)
Distributions to shareholders:
Class I	$ (48,701,817)	$ (62,878,171)
Total distributions to shareholders	$ (48,701,817)	$ (62,878,171)
Transactions in shares of beneficial interest:
Class I	$ (13,014,922)	$ (101,943,307)
Net decrease in net assets from Fund share transactions	$ (13,014,922)	$(101,943,307)
Net decrease in net assets	$ (46,482,617)	$(298,092,166)
Net Assets
At beginning of period	$ 540,881,212	$ 838,973,378
At end of period	$494,398,595	$ 540,881,212

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Financial Highlights

	Class I
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 40.540	$ 54.690	$ 40.370	$ 48.520	$ 48.590	$ 47.740
Income (Loss) From Operations
Net investment income(1)	$ 0.546	$ 1.270	$ 0.859	$ 1.100	$ 1.042	$ 0.967
Net realized and unrealized gain (loss)	0.687	(10.799)	14.354	(7.971)	(0.110)	0.811
Total income (loss) from operations	$ 1.233	$ (9.529)	$ 15.213	$ (6.871)	$ 0.932	$ 1.778
Less Distributions
From net investment income	$ (1.562)	$ (1.242)	$ (0.893)	$ (1.279)	$ (1.002)	$ (0.939)
From net realized gain	(2.371)	(3.379)	—	—	—	—
Total distributions	$ (3.933)	$ (4.621)	$ (0.893)	$ (1.279)	$ (1.002)	$ (0.939)
Redemption fees(1)(2)	$ —	$ —	$ —	$ —	$ —	$ 0.011(3)
Net asset value — End of period	$ 37.840	$ 40.540	$ 54.690	$ 40.370	$ 48.520	$ 48.590
Total Return(4)	3.00% (5)	(18.63)%	37.89%	(14.61)%	2.12%	3.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$494,399	$540,881	$838,973	$1,101,459	$2,341,680	$3,257,773
Ratios (as a percentage of average daily net assets):
Expenses	0.96% (6)(7)	0.96% (7)	0.96%	0.96%	0.96%	0.95%
Net investment income	2.69% (6)	2.59%	1.79%	2.46%	2.21%	1.86%
Portfolio Turnover	9% (5)	14%	19%	2%	4%	6%
(1)	Computed using average shares outstanding.
(2)	Redemption fees were discontinued as of September 1, 2016.
(3)	Represents redemption fees that were inadvertently not charged in prior years that were paid to the Fund by the investment adviser.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended December 31, 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

As of December 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to December 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 351,748,437
Gross unrealized appreciation	$ 209,469,727
Gross unrealized depreciation	(60,240,132)
Net unrealized appreciation	$ 149,229,595
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2022, the investment adviser fee amounted to $1,180,525.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended December 31, 2022, the investment adviser fee paid was reduced by $882 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2022, the administration fee amounted to $1,311,695. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
During the six months ended December 31, 2022, Parametric reimbursed the Fund $40,132 for an investment loss resulting from a failed trade. The impact of the reimbursement was less than $0.01 per share and had no significant impact on total return.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $46,954,878 and $93,787,940, respectively, for the six months ended December 31, 2022.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	474,752	$ 19,171,357	723,465	$ 34,471,162
Issued to shareholders electing to receive payments of distributions in Fund shares	980,356	37,253,545	1,008,254	47,771,064
Redemptions	(1,731,986)	(69,439,824)	(3,730,748)	(184,185,533)
Net decrease	(276,878)	$(13,014,922)	(1,999,029)	$(101,943,307)

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2022, the Fund had a balance outstanding pursuant to this line of credit of $6,310,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2022. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2022. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2022 were $883,424 and 3.89%, respectively.
7  Securities Lending Agreement
The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,750,942 and $7,217,000, respectively. Collateral received was comprised of cash of $3,830,612 and U.S. government and/or agencies securities of $3,386,388. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,830,612	$ —	$ —	$ —	$3,830,612
The carrying amount of the liability for collateral for securities loaned at December 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2022.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,358, which represents less than 0.05% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$236,162	$31,078,710	$(31,310,514)	$ —	$ —	$4,358	$13,363	4,358
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 8,816,327	$ 249,939,108	$ 0	$ 258,755,435
Emerging Europe	147,353	64,435,628	0	64,582,981
Latin America	38,227,596	33,975,547	0	72,203,143
Middle East/Africa	2,431,553	95,413,861	3,750,986	101,596,400
Total Common Stocks	$49,622,829	$443,764,144**	$3,750,986	$497,137,959
Rights	$ 471	$ 4,632	$ —	$ 5,103
Short-Term Investments:
Affiliated Fund	4,358	—	—	4,358
Securities Lending Collateral	3,830,612	—	—	3,830,612
Total Investments	$53,458,270	$443,768,776	$3,750,986	$500,978,032
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2022 is not presented.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Nicholas Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.22

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 27, 2023